UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Praesidium Investment Management Company, LLC
Address: 747 Third Avenue
         35th Floor
         New York, New York  10017

13F File Number:  28-11673

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kevin Oram
Title:     Member
Phone:     212.821.1489

Signature, Place, and Date of Signing:

     Kevin Oram     New York, New York     November 14, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     27

Form13F Information Table Value Total:     $105,076 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101     6170    65928 SH       SOLE                    65928
ACCENTURE LTD BERMUDA          CL A             G1150G111     5364   133272 SH       SOLE                   133272
AMPCO-PITTSBURGH CORP          COM              032037103     2853    72439 SH       SOLE                    72439
APPLIED MATLS INC              COM              038222105     5901   285081 SH       SOLE                   285081
BEA SYS INC                    COM              073325102     3839   276784 SH       SOLE                   276784
BORDERS GROUP INC              COM              099709107     1724   129350 SH       SOLE                   129350
COLGATE PALMOLIVE CO           COM              194162103     4271    59883 SH       SOLE                    59883
CULP INC                       COM              230215105     6551   631155 SH       SOLE                   631155
DOLLAR THRIFTY AUTOMOTIVE GP   COM              256743105     3204    92352 SH       SOLE                    92352
DST SYS INC DEL                COM              233326107     5381    62711 SH       SOLE                    62711
DUN & BRADSTREET CORP DEL NE   COM              26483E100     5178    52513 SH       SOLE                    52513
GEVITY HR INC                  COM              374393106     1733   169050 SH       SOLE                   169050
HOME DEPOT INC                 COM              437076102     3396   104681 SH       SOLE                   104681
LAM RESEARCH CORP              COM              512807108     4640    87127 SH       SOLE                    87127
MAXIMUS INC                    COM              577933104     4095    93960 SH       SOLE                    93960
MEADOW VY CORP                 COM              583185103     3305   277701 SH       SOLE                   277701
MIDAS GROUP INC                COM              595626102     5062   268277 SH       SOLE                   268277
NIKE INC                       CL B             654106103     3151    53719 SH       SOLE                    53719
OMNOVA SOLUTIONS INC           COM              682129101     3236   559933 SH       SOLE                   559933
QUANTUM CORP                   COM DSSG         747906204     3881  1141455 SH       SOLE                  1141455
ROSS STORES INC                COM              778296103     3259   127122 SH       SOLE                   127122
SYMANTEC CORP                  COM              871503108     4352   224560 SH       SOLE                   224560
TALBOTS INC                    COM              874161102     2646   147000 SH       SOLE                   147000
TYLER TECHNOLOGIES INC         COM              902252105     2670   200000 SH       SOLE                   200000
WHEELING PITTSBURGH CORP       COM NEW          963142302     3348   173474 SH       SOLE                   173474
WINDSTREAM CORP                COM              97381W104     3688   261195 SH       SOLE                   261195
YUM BRANDS INC                 COM              988498101     2178    64392 SH       SOLE                    64392